Supplement dated April 20, 2012

to the Institutional Class Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

MidCap Value Fund III

Under the Annual Fund Operating Expenses table, delete the first footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.69% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2015 Fund

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses,  through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2025 Fund

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2035 Fund

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2045 Fund

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2055 Fund

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.08% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

SmallCap Blend Fund

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Institutional class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Institutional class shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

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